KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Contract Owners of Panorama Plus Separate Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise Panorama Plus Separate Account (collectively, the “Separate Account”), as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 8 for each of the years or periods in the five-year period then ended (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2022, and the results of its operations and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Accounts’ auditor since 2004.

Boston, Massachusetts

March 8, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

F-1

Appendix A

Panorama Plus Separate Account was comprised of the following sub-accounts as of December 31, 2022.

Sub-Accounts

Fidelity® VIP Contrafund® Sub-Account

Invesco Oppenheimer V.I. International Growth Sub-Account

Invesco V.I. Conservative Balanced Sub-Account

Invesco V.I. Core Plus Bond Sub-Account *

Invesco V.I. Main Street Sub-Account®

Invesco V.I. U.S. Government Money Sub-Account

MML High Yield Sub-Account

MML Income & Growth Sub-Account

MML Managed Bond Sub-Account

MML Mid Cap Growth Sub-Account

MML Short-Duration Bond Sub-Account

* See Note 2 to the financial statements for the previous name of this sub-account.

F-2

Panorama Plus Separate Account

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2022

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.			Invesco V.I.		MML
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.	U.S. Government	MML	Income &
	Contrafund®	Growth	Balanced	Core Plus Bond	Main Street	Money	High Yield	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account®	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	398,565	4,187,721	802,461	195,451	1,334,339	1,344,628	61,978	298,545
Identified cost	$15,161,348	$8,307,157	$11,270,452	$1,305,316	$30,538,101	$1,344,628	$611,377	$3,160,156
Value	$15,097,631	$7,035,372	$11,170,263	$1,086,706	$21,509,547	$1,344,628	$500,163	$3,230,260
Dividends receivable	-	-	-	-	-	275	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	1,269	11	-	-
Total assets	15,097,631	7,035,372	11,170,263	1,086,706	21,510,816	1,344,914	500,163	3,230,260
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	2,690	2,277	9,256	757	10,837	41	-	1,545
Payable to C.M. Life Insurance Company	92	93	258	28	-	-	-	24
Total liabilities	2,782	2,370	9,514	785	10,837	41	-	1,569
NET ASSETS	$15,094,849	$7,033,002	$11,160,749	$1,085,921	$21,499,979	$1,344,873	$500,163	$3,228,691
Net Assets:
Accumulation units - value	15,005,188	6,957,101	10,852,234	1,060,687	21,138,754	1,343,500	500,163	3,177,206
Contracts in payout (annuitization) period	89,661	75,901	308,515	25,234	361,225	1,373	-	51,485
Net assets	15,094,849	7,033,002	11,160,749	1,085,921	21,499,979	1,344,873	500,163	3,228,691
Outstanding units
Contract owners	3,306,615	1,520,743	3,559,252	583,053	7,173,452	970,378	294,780	1,196,851
UNIT VALUE
Panorama Plus	$4.57	$4.62	$3.14	$1.86	$3.00	$1.39	$1.70	$2.70

See Notes to Financial Statements.

F-3

Panorama Plus Separate Account

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2022

	MML	MML	MML
	Managed	Mid Cap	Short-Duration
	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	118,294	1,424,361	57,282
Identified cost	$1,475,785	$19,459,922	$552,161
Value	$1,248,262	$12,520,132	$493,769
Dividends receivable	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-
Total assets	1,248,262	12,520,132	493,769
LIABILITIES
Payable to fund Annuitant mortality fluctuation reserve	-	2,311	-
Payable to C.M. Life Insurance Company	1	94	1
Total liabilities	1	2,405	1
NET ASSETS	$1,248,261	$12,517,727	$493,768
Net Assets:
Accumulation units - value	1,248,261	12,440,683	493,768
Contracts in payout (annuitization) period	-	77,044	-
Net assets	1,248,261	12,517,727	493,768
Outstanding units
Contract owners	1,018,033	1,850,299	485,380
UNIT VALUE
Panorama Plus	$1.23	$6.77	$1.02

See Notes to Financial Statements.

F-4

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2022

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.			Invesco V.I.		MML
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.	U.S. Government	MML	Income &
	Contrafund®	Growth	Balanced	Core Plus Bond	Main Street	Money	High Yield	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account®	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$85,086	$-	$165,896	$46,775	$344,446	$17,080	$39,473	$48,448
Expenses
Mortality and expense risk fees and administrative expense charges	212,410	88,585	141,517	13,572	270,445	14,761	6,144	38,421
Net investment income (loss)	(127,324)	(88,585)	24,379	33,203	74,001	2,319	33,329	10,027
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,625,134	26,067	339,042	(9,074)	345,136	-	(11,454)	18,225
Realized gain distribution	830,832	1,411,223	903,984	706	8,878,167	-	-	368,807
Realized gain (loss)	2,455,966	1,437,290	1,243,026	(8,368)	9,223,303	-	(11,454)	387,032
Change in net unrealized appreciation/depreciation of investments	(8,841,051)	(4,300,628)	(3,855,407)	(228,715)	(15,341,531)	-	(100,119)	(464,290)
Net gain (loss) on investments	(6,385,085)	(2,863,338)	(2,612,381)	(237,083)	(6,118,228)	-	(111,573)	(77,258)
Net increase (decrease) in net assets resulting from operations	(6,512,409)	(2,951,923)	(2,588,002)	(203,880)	(6,044,227)	2,319	(78,244)	(67,231)
Capital transactions:
Transfers of net premiums	17,379	15,352	34,194	-	20,989	-	-	4,026
Transfers due to death benefits	(778,667)	(85,616)	(216,335)	(63,072)	(172,213)	(1,561)	(19,107)	(158,628)
Transfers due to annuity benefit payments	(17,303)	(12,179)	(42,673)	(4,930)	(34,334)	(173)	-	(4,407)
Transfers due to withdrawal of funds	(2,439,070)	(525,097)	(919,474)	(70,067)	(1,253,958)	(391,337)	(14,292)	(250,584)
Transfers due to net charge (credit) to annuitant mortality fluctuation	875	829	1,810	112	2,299	(3)	-	(33)
Transfers between Sub-Accounts and to/from General Account	(28,460)	(68,009)	(33,427)	-	(272,057)	444,454	50,037	214,194
Net increase (decrease) in net assets resulting from capital transactions	(3,245,246)	(674,720)	(1,175,905)	(137,957)	(1,709,274)	51,380	16,638	(195,432)
Total increase (decrease)	(9,757,655)	(3,626,643)	(3,763,907)	(341,837)	(7,753,501)	53,699	(61,606)	(262,663)
NET ASSETS, at beginning of the year	24,852,504	10,659,645	14,924,656	1,427,758	29,253,480	1,291,174	561,769	3,491,354
NET ASSETS, at end of the year	$15,094,849	$7,033,002	$11,160,749	$1,085,921	$21,499,979	$1,344,873	$500,163	$3,228,691

See Notes to Financial Statements.

F-5

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2022

	MML	MML	MML
	Managed	Mid Cap	Short-Duration
	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$40,328	$-	$15,658
Expenses
Mortality and expense risk fees and administrative expense charges	16,441	173,430	7,974
Net investment income (loss)	23,887	(173,430)	7,684
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(26,801)	(1,221,702)	(43,142)
Realized gain distribution	15,013	4,418,053	-
Realized gain (loss)	(11,788)	3,196,351	(43,142)
Change in net unrealized appreciation/depreciation of investments	(277,681)	(8,106,882)	(52,666)
Net gain (loss) on investments	(289,469)	(4,910,531)	(95,808)
Net increase (decrease) in net assets resulting from operations	(265,582)	(5,083,961)	(88,124)
Capital transactions:
Transfers of net premiums	1,700	13,366	-
Transfers due to death benefits	(26,731)	(90,772)	(21,762)
Transfers due to annuity benefit payments	-	(13,868)	-
Transfers due to withdrawal of funds	(34,382)	(2,296,424)	(29,848)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	723	-
Transfers between Sub-Accounts and to/from General Account	(101,655)	(52,823)	(368,980)
Net increase (decrease) in net assets resulting from capital transactions	(161,068)	(2,439,798)	(420,590)
Total increase (decrease)	(426,650)	(7,523,759)	(508,714)
NET ASSETS, at beginning of the year	1,674,911	20,041,486	1,002,482
NET ASSETS, at end of the year	$1,248,261	$12,517,727	$493,768

See Notes to Financial Statements.

F-6

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2021

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.			Invesco V.I.		MML
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.	U.S. Government	MML	Income &
	Contrafund®	Growth	Balanced	Core Bond	Main Street	Money	High Yield	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account®	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$13,450	$-	$221,996	$31,013	$190,648	$80	$46,738	$60,391
Expenses
Mortality and expense risk fees and administrative expense charges	246,646	121,394	171,440	17,424	311,946	13,302	6,251	38,408
Net investment income (loss)	(233,196)	(121,394)	50,556	13,589	(121,298)	(13,222)	40,487	21,983
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,166,752	288,408	457,237	27,469	728,561	-	(1,882)	7,169
Realized gain distribution	2,806,065	983,733	759,000	55,189	1,554,164	-	-	-
Realized gain (loss)	3,972,817	1,272,141	1,216,237	82,658	2,282,725	-	(1,882)	7,169
Change in net unrealized appreciation/depreciation of investments	1,294,719	(241,799)	79,009	(141,645)	4,130,870	-	(3,501)	695,944
Net gain (loss) on investments	5,267,536	1,030,342	1,295,246	(58,987)	6,413,595	-	(5,383)	703,113
Net increase (decrease) in net assets resulting from operations	5,034,340	908,948	1,345,802	(45,398)	6,292,297	(13,222)	35,104	725,096
Capital transactions:
Transfers of net premiums	337,037	18,549	26,669	-	29,555	25	-	9,065
Transfers due to death benefits	(121,331)	(102,642)	(63,013)	(63)	(97,198)	(129)	-	(103,451)
Transfers due to annuity benefit payments	(27,800)	(29,184)	(52,451)	(7,584)	(53,391)	(368)	-	(9,048)
Transfers due to withdrawal of funds	(884,986)	(427,251)	(1,228,023)	(202,766)	(1,883,318)	(367,527)	(14,119)	(132,178)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(2,818)	(2,895)	(1,866)	(1,286)	(4,217)	1	-	(383)
Transfers between Sub-Accounts and to/from General Account	764,185	(47,271)	(48,592)	-	(78,348)	200,809	14,053	(2,905)
Net increase (decrease) in net assets resulting from capital transactions	64,287	(590,694)	(1,367,276)	(211,699)	(2,086,917)	(167,189)	(66)	(238,900)
Total increase (decrease)	5,098,627	318,254	(21,474)	(257,097)	4,205,380	(180,411)	35,038	486,196
NET ASSETS, at beginning of the year	19,753,877	10,341,391	14,946,130	1,684,855	25,048,100	1,471,585	526,731	3,005,158
NET ASSETS, at end of the year	$24,852,504	$10,659,645	$14,924,656	$1,427,758	$29,253,480	$1,291,174	$561,769	$3,491,354

See Notes to Financial Statements.

F-7

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2021

	MML	MML	MML
	Managed	Mid Cap	Short-Duration
	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$46,460	$-	$31,044
Expenses
Mortality and expense risk fees and administrative expense charges	18,327	235,397	11,575
Net investment income (loss)	28,133	(235,397)	19,469
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	8,861	406,275	1,211
Realized gain distribution	29,353	4,169,636	-
Realized gain (loss)	38,214	4,575,911	1,211
Change in net unrealized appreciation/depreciation of investments	(77,537)	(2,019,951)	(15,120)
Net gain (loss) on investments	(39,323)	2,555,960	(13,910)
Net increase (decrease) in net assets resulting from operations	(11,190)	2,320,563	5,560
Capital transactions:
Transfers of net premiums	4,380	168,986	-
Transfers due to death benefits	-	(82,215)	-
Transfers due to annuity benefit payments	-	(21,083)	-
Transfers due to withdrawal of funds	(117,541)	(1,650,134)	(18,500)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(2,899)	-
Transfers between Sub-Accounts and to/from General Account	90,692	(967,311)	71,603
Net increase (decrease) in net assets resulting from capital transactions	(22,469)	(2,554,656)	53,104
Total increase (decrease)	(33,659)	(234,093)	58,663
NET ASSETS, at beginning of the year	1,708,570	20,275,579	943,819
NET ASSETS, at end of the year	$1,674,911	$20,041,486	$1,002,482

See Notes to Financial Statements.

F-8

Panorama Plus Separate Account

Notes To Financial Statements

1.	ORGANIZATION

Panorama Plus Separate Account (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on September 25, 1991. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2022, the Separate Account consists of eleven sub-accounts which invest in the following mutual funds:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio[1]
Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Fund[2]
Invesco V.I. Conservative Balanced Sub-Account[3]	Invesco V.I. Conservative Balanced Fund[2,3]
Invesco V.I. Core Plus Bond Sub-Account[4]	Invesco V.I. Core Plus Bond Fund[2,4,8]
Invesco V.I. Main Street Sub-Account®[5]	Invesco V.I. Main Street Fund®[2,5]
Invesco V.I. U.S. Government Money Sub-Account[6]	Invesco V.I. U.S. Government Money Portfolio[2,6]
MML High Yield Sub-Account	MML High Yield Fund[7]
MML Income & Growth Sub-Account	MML Income & Growth Fund[7]
MML Managed Bond Sub-Account	MML Managed Bond Fund[7]
MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund[7]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[7]

In addition to the eleven sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2]Invesco Advisers, Inc. is the investment adviser to this Fund.
[3]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Conservative Balanced Sub-Account/Fund.
[4]After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond to Invesco V.I. Core Plus Bond.
[5]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Main Street Sub-Account/Fund®.
[6]Prior to April 30, 2021, known as Invesco Oppenheimer V.I. Government Money Sub-Account/Fund.
7MML Investment Advisers, LLC is the investment adviser to this Fund.
[8]This Sub-Account/Fund became available to the Separate Account as an investment option on April 29, 2022.
F-9

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Panorama Plus Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying investment funds.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by C.M. Life as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from C.M. Life to the Separate Account totaled $6,613 and $16,363 for the years ended December 31, 2022 and 2021, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB Table.

F-10

Notes To Financial Statements (Continued)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2022. There have been no transfers between levels for the year ended December 31, 2022.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

B.	Receivable from/Payable to C.M. Life

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the “General Account”) and the Separate Account. The General account is not registered as an investment company under the 1940 Act.

F-11

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.
	Contrafund®	Growth	Balanced	Core Plus Bond	Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account®
2022
Cost of purchases	$922,424	$1,443,250	$1,114,488	$52,281	$9,467,842
Proceeds from sales	(3,465,992)	(796,740)	(1,365,553)	(156,689)	(2,228,478)

	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2022 (continued)
Cost of purchases	$460,261	$93,140	$641,223	$56,462	$4,434,011
Proceeds from sales	(406,859)	(43,172)	(458,017)	(178,632)	(2,630,684)

MML
Short-Duration
Bond
Sub-Account
2022 (continued)
Cost of purchases	$50,678
Proceeds from sales	(463,583)

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.
	Contrafund®	Growth	Balanced	Core Bond	Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account®
2021
Cost of purchases	$4,359,172	$1,049,143	$1,031,916	$88,145	$1,808,559
Proceeds from sales	(1,721,793)	(778,787)	(1,589,588)	(231,245)	(2,459,798)

	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2021 (continued)
Cost of purchases	$200,777	$60,722	$75,297	$221,823	$4,757,261
Proceeds from sales	(381,188)	(20,302)	(292,117)	(186,803)	(3,377,848)

MML
Short-Duration
Bond
Sub-Account
2021 (continued)
Cost of purchases	$163,292
Proceeds from sales	(90,717)
F-12

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years or periods in the two-year period ended December 31, 2022 were as follows:

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.
	Contrafund®	Growth	Balanced	Core Plus Bond	Main Street
2022	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account®
Units purchased	3,310	3,467	11,550	-	25,756
Units withdrawn	(657,472)	(128,049)	(354,655)	(68,539)	(480,098)
Units transferred between Sub-Accounts and to/from General Account	(5,392)	(15,263)	(10,201)	-	(79,317)
Net increase (decrease)	(659,554)	(139,845)	(353,306)	(68,539)	(533,659)

	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
2022 (continued)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	-	-	1,516	1,226	1,811
Units withdrawn	(285,213)	(19,107)	(159,437)	(45,556)	(338,196)
Units transferred between Sub-Accounts and to/from General Account	322,670	25,730	79,216	(82,600)	(6,628)
Net increase (decrease)	37,457	6,623	(78,705)	(126,930)	(343,013)

MML
Short-Duration
Bond
2022 (continued)	Sub-Account
Units purchased	-
Units withdrawn	(48,819)
Units transferred between Sub-Accounts and to/from General Account	(362,209)
Net increase (decrease)	(411,028)

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.
	Contrafund®	Growth	Balanced	Core Bond	Main Street
2021	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account®
Units purchased	58,229	3,291	8,746	973	25,354
Units withdrawn	(184,129)	(90,804)	(368,345)	(97,061)	(616,502)
Units transferred between Sub-Accounts and to/from General Account	107,752	(7,423)	(13,534)	-	(24,893)
Net increase (decrease)	(18,148)	(94,937)	(373,133)	(96,088)	(616,040)

	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
2021 (continued)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	18	-	3,468	2,992	19,228
Units withdrawn	(263,172)	(7,434)	(97,322)	(80,475)	(205,957)
Units transferred between Sub-Accounts and to/from General Account	144,758	7,423	(1,268)	61,235	(103,563)
Net increase (decrease)	(118,395)	(11)	(95,123)	(16,248)	(290,291)

F-13

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

MML
Short-Duration
Bond
2021 (continued)	Sub-Account
Units purchased	-
Units withdrawn	(16,451)
Units transferred between Sub-Accounts and to/from General Account	64,358
Net increase (decrease)	47,906
F-14

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years or periods in the five-year period ended December 31, 2022 follows:

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Fidelity® VIP Contrafund® Sub-Account
2022	3,306,615	$4.57	$15,094,849	0.46%	1.14%	(27.15)%
2021	3,966,169	6.27	24,852,504	0.06	1.14	26.39
2020	3,984,317	4.96	19,753,877	0.25	1.14	29.09
2019	4,345,239	3.84	16,688,937	0.46	1.14	30.09
2018	4,688,353	2.95	13,842,086	0.70	1.14	(7.44)
Invesco Oppenheimer V.I. International Growth Sub-Account
2022	1,520,743	4.62	7,033,002	-	1.14	(27.95)
2021	1,660,588	6.42	10,659,645	-	1.14	8.97
2020	1,755,525	5.89	10,341,391	0.96	1.14	20.12
2019	1,896,829	4.90	9,301,868	1.04	1.14	27.14
2018	2,093,724	3.86	8,075,381	0.88	1.14	(20.34)
Invesco V.I. Conservative Balanced Sub-Account[4]
2022	3,559,252	3.14	11,160,749	1.34	1.14	(17.80)
2021	3,912,557	3.81	14,924,656	1.48	1.14	9.38
2020	4,285,690	3.49	14,946,130	2.05	1.14	13.55
2019	4,828,606	3.07	14,829,452	2.24	1.14	16.18
2018	5,767,296	2.64	15,245,254	1.98	1.14	(6.40)
Invesco V.I. Core Plus Bond Sub-Account[5]
2022	583,053	1.86	1,085,921	1.91	1.14	(15.00)
2021	651,592	2.19	1,427,758	2.03	1.14	(2.76)
2020	747,680	2.25	1,684,855	3.06	1.14	8.47
2019	852,661	2.08	1,771,464	3.31	1.14	8.28
2018	980,765	1.92	1,881,719	3.52	1.14	(2.15)
Invesco V.I. Main Street Sub-Account®[4]
2022	7,173,452	3.00	21,499,979	1.45	1.14	(21.04)
2021	7,707,111	3.80	29,253,480	0.70	1.14	26.12
2020	8,323,151	3.01	25,048,100	1.48	1.14	12.65
2019	9,017,076	2.67	24,088,956	1.05	1.14	30.58
2018	10,398,812	2.05	21,273,847	1.16	1.14	(8.94)
Invesco V.I. U.S. Government Money Sub-Account[4]
2022	970,378	1.39	1,344,873	1.31	1.14	0.14
2021	932,921	1.38	1,291,174	0.01	1.14	(1.12)
2020	1,051,317	1.40	1,471,585	0.21	1.14	(0.91)
2019	747,405	1.41	1,055,828	1.70	1.14	0.55
2018	859,123	1.40	1,206,957	1.31	1.14	0.20
MML High Yield Sub-Account
2022	294,780	1.70	500,163	7.31	1.14	(12.97)
2021	288,158	1.95	561,769	8.52	1.14	6.66
2020	288,169	1.83	526,731	0.03	1.14	4.18
2019	260,155	1.75	456,436	5.87	1.14	10.59
2018	284,427	1.59	451,229	6.05	1.14	(4.64)
MML Income & Growth Sub-Account
2022	1,196,851	2.70	3,228,691	1.44	1.14	(1.44)
2021	1,275,554	2.74	3,491,354	1.79	1.14	24.84
2020	1,370,677	2.19	3,005,158	2.01	1.14	1.86
2019	1,546,750	2.15	3,329,376	1.89	1.14	23.02
2018	1,777,421	1.75	3,109,873	1.67	1.14	(12.69)
F-15

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
MML Managed Bond Sub-Account
2022	1,018,033	$1.23	$1,248,261	2.79%	1.14%	(16.18)%
2021	1,144,963	1.46	1,674,911	2.89	1.14	(0.58)
2020	1,161,211	1.47	1,708,570	0.10	1.14	6.23
2019	1,209,220	1.39	1,674,942	3.46	1.14	8.29
2018	1,247,874	1.28	1,596,099	3.21	1.14	(1.82)
MML Mid Cap Growth Sub-Account
2022	1,850,299	6.77	12,517,727	-	1.14	(25.96)
2021	2,193,312	9.14	20,041,486	-	1.14	11.93
2020	2,483,603	8.16	20,275,579	0.08	1.14	24.15
2019	2,803,262	6.58	18,434,156	0.02	1.14	29.81
2018	2,949,968	5.07	14,944,352	-	1.14	(3.29)
MML Short-Duration Bond Sub-Account
2022	485,380	1.02	493,768	2.25	1.14	(9.04)
2021	896,408	1.12	1,002,482	3.06	1.14	0.54
2020	848,502	1.11	943,819	-	1.14	0.19
2019	1,031,195	1.11	1,144,812	3.49	1.14	2.99
2018	400,158	1.08	431,338	2.70	1.14	0.13

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
[2]	The expense ratios represent the annualized policy expense of the sub-accounts of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
[4]	See Note 2 to the financial statements for the previous name of this sub-account.
[5]	After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond in exchange of 1 share of Invesco V.I Core Bond. As a result of the underlying fund merger, the subaccount name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial highlights for the years 2018-2021 correspond to the Invesco V.I. Core Bond Sub-Account.
F-16

Notes To Financial Statements (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

This charge is equal, on an annual basis, to 1.07% of the daily value of the assets invested in each fund
Mortality and Expense Risk Charge
This charge is assessed through reduction of unit values.
This charge is equal, on an annual basis, to 0.07% of the daily value of the contracts invested in each fund
Administrative Expense Charge
This charge is assessed through reduction of unit values.
$30 per contract, annually
Contract Maintenance Fee
This charge is assessed through the redemption of units.
0% - 5%
Surrender Charge
This charge is assessed through the redemption of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 8, 2023, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-17